Share-Based Compensation - Additional Information (Detail) $ / shares in Units, shares in Thousands, $ in Millions		1 Months Ended		12 Months Ended
		Dec. 31, 2015 USD ($) shares	Jul. 31, 2015 ExecutiveOfficers shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Stockholders Equity Note [Line Items]
Employee purchase price				85% of the closing market price on the purchase date
Share issued, ESPP				400
Shares under Subscription, ESPP		1,000		1,000
Tax benefit related to stock based compensation | $				$ 18	$ 10	$ 9
Exercise prices of stock options granted to employees and non employee directors				At least equal to 100% of the company's share price on the date of grant
Stock options granted contractual term				10 years
Stock options granted				4,937
Share-based Compensation Award, Tranche One
Stockholders Equity Note [Line Items]
Cliff vesting period for non employee directors			5 years
Share-based Compensation Award, Tranche Two
Stockholders Equity Note [Line Items]
Cliff vesting period for non employee directors			1 year
Employee Stock Option
Stockholders Equity Note [Line Items]
Stock options vesting period				Three-year period
Stock options granted		2,600	1,600
Stock options granted number of senior executives | ExecutiveOfficers			5
Cliff vesting period for non employee directors		2 years
Number of consecutive days		20 days
Performance period		2 years
Total intrinsic value of stock options exercised | $				$ 17
Unrecognized compensation cost related to RSUs | $		$ 60		$ 60
Weighted-average period for all unvested				2 years 1 month 6 days
Restricted Stock Units (RSUs)
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to RSUs | $		$ 54		$ 54
Weighted-average period for all unvested				2 years 1 month 6 days
Weighted average fair value | $ / shares	[1]			$ 33.34
Fair value of RSUs and restricted stock vested | $				$ 4
2015 Baxalta Incorporated Incentive Plan
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans		91,000		91,000
Shares available for future awards under the stock-based compensation plans		39,000		39,000
Employee Stock Purchase Plan
Stockholders Equity Note [Line Items]
Authorized shares available for future awards under the stock-based compensation plans		3,000		3,000
Shares available for future awards under the stock-based compensation plans		2,600		2,600
Performance Shares
Stockholders Equity Note [Line Items]
Unrecognized compensation cost related to RSUs | $		$ 2		$ 2
Weighted-average period for all unvested				1 year
Weighted average fair value | $ / shares	[1]			$ 0

[1]	The weighted-average grant date fair value has been adjusted for the impact of the separation